UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21595

Cohen & Steers Worldwide Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 111.7%
AUSTRALIA 10.7%
DIVERSIFIED 4.1%
Dexus Property Group(a)	2,404,821	$1,252,828
GPT Group(a)	646,239	196,246
Mirvac Group(a)	897,393	526,724
		1,975,798
OFFICE 1.0%
Commonwealth Property Office Fund(a)	773,924	486,896

RETAIL 5.6%
Westfield Group(a)	380,981	2,640,949
TOTAL AUSTRALIA		5,103,643

BELGIUM 1.8%
DIVERSIFIED 1.6%
Wereldhave Belgium(a)	11,199	752,092

OFFICE 0.2%
Cofinimmo(a)	966	102,887
TOTAL BELGIUM		854,979

CANADA 5.7%
DIVERSIFIED 1.8%
Brookfield Properties Corp.	96,022	551,166
Canadian Real Estate Investment Trust	14,816	234,908
Cominar Real Estate Investment Trust	7,600	82,944
		869,018
OFFICE/INDUSTRIAL 0.9%
Realex Properties Corp. 144A(b)	1,288,500	419,008

RESIDENTIAL 0.9%
Boardwalk REIT	11,873	244,843
Canadian Apartment Properties REIT	19,204	190,395
		435,238

	Number
	of Shares	Value
RETAIL 2.1%
First Capital Realty	7,861	$93,399
Primaris Retail REIT	125,677	905,098
		998,497
TOTAL CANADA		2,721,761

CHINA 0.8%
DIVERSIFIED 0.2%
New World China Land Ltd.(a)	298,672	102,005

RESIDENTIAL 0.6%
Country Garden Holdings Co.(a)	1,083,000	284,562
TOTAL CHINA		386,567

FRANCE 7.1%
DIVERSIFIED
Fonciere des Regions(a)	1,109	52,070
Gecina SA(a)	7,120	273,134
Unibail-Rodamco(a)	21,554	3,050,038
		3,375,242
GERMANY 0.1%
OFFICE
Alstria Office AG(a)	11,819	58,748

HONG KONG 10.0%
DIVERSIFIED 8.3%
Hang Lung Properties Ltd.(a)	225,900	534,362
Henderson Land Development Company Ltd.(a)	241,000	922,091
Hysan Development Company Ltd.(a)	441,994	753,743
Sino Land Co., Ltd.(a)	224,000	224,714
Sun Hung Kai Properties Ltd.(a)	165,000	1,483,741
		3,918,651
OFFICE 1.7%
Hongkong Land Holdings Ltd. (USD) (Singapore)(a)	358,200	816,105
TOTAL HONG KONG		4,734,756

	Number
	of Shares	Value
JAPAN 10.5%
DIVERSIFIED 3.5%
Mitsubishi Estate Co., Ltd.(a)	85,000	$964,267
Mitsui Fudosan Co., Ltd.(a)	60,700	665,870
		1,630,137
OFFICE 5.0%
Japan Prime Realty Investment Corp.(a)	334	620,664
Japan Real Estate Investment Corp.(a)	56	430,203
Nippon Building Fund(a)	88	760,581
Nomura Real Estate Office Fund(a)	103	576,957
		2,388,405
RETAIL 2.0%
Japan Retail Fund Investment Corp.(a)	250	957,611
TOTAL JAPAN		4,976,153

NETHERLANDS 3.1%
DIVERSIFIED 0.6%
Wereldhave NV(a),(c)	4,569	319,468

INDUSTRIAL 0.5%
ProLogis European Properties(a)	134,973	241,840

RETAIL 2.0%
Corio NV(a)	22,659	937,123
TOTAL NETHERLANDS		1,498,431

NEW ZEALAND 4.2%
DIVERSIFIED
Kiwi Income Property Trust(a)	3,602,512	1,974,307

SINGAPORE 2.1%
DIVERSIFIED 1.6%
Keppel Land Ltd.(a)	421,000	401,917
Mapletree Logistics Trust(a)	1,441,000	354,103
		756,020

	Number
	of Shares	Value
INDUSTRIAL 0.5%
Ascendas REIT(a)	275,000	$221,232
TOTAL SINGAPORE		977,252

SWEDEN 0.9%
DIVERSIFIED 0.7%
Castellum AB(a)	60,212	338,419
OFFICE 0.2%
Wihlborgs Fastigheter AB(a)	6,305	70,521
TOTAL SWEDEN		408,940

UNITED KINGDOM 11.9%
DIVERSIFIED
British Land Co., PLC(a)	330,868	1,709,604
Hammerson PLC(a)	217,909	795,047
Land Securities Group PLC(a)	503,140	3,152,741
		5,657,392
UNITED STATES 42.8%
DIVERSIFIED 2.5%
Vornado Realty Trust(d)	18,189	604,602
Washington REIT(e)	33,182	574,049
		1,178,651
HEALTH CARE 8.6%
HCP(e)	47,794	853,123
Nationwide Health Properties(e)	59,546	1,321,326
Omega Healthcare Investors(e)	77,456	1,090,580
Ventas(e)	36,667	829,041
		4,094,070
HOTEL 1.2%
Hospitality Properties Trust(e)	47,447	569,364

INDUSTRIAL 3.2%
AMB Property Corp.(e)	99,251	1,429,214

	Number
	of Shares	Value
EastGroup Properties	2,837	$79,635
		1,508,849
OFFICE 9.1%
Boston Properties(e)	23,146	810,804
Liberty Property Trust(e)	91,305	1,729,317
Mack-Cali Realty Corp.(e)	89,505	1,773,094
		4,313,215
OFFICE/INDUSTRIAL 0.5%
PS Business Parks	6,678	246,084

RESIDENTIAL 7.2%
American Campus Communities(e)	22,674	393,621
Apartment Investment & Management Co.(e)	151,459	829,995
AvalonBay Communities(e)	11,352	534,225
Equity Residential(e)	41,647	764,222
Home Properties	8,660	265,429
UDR(e)	73,755	635,031
		3,422,523
RETAIL 8.3%
Federal Realty Investment Trust(e)	7,934	364,964
Inland Real Estate Corp.(e)	56,331	399,387
Regency Centers Corp.(e)	22,954	609,888
Simon Property Group(d),(e)	74,151	2,568,590
		3,942,829
SELF STORAGE 0.9%
Public Storage(e)	7,251	400,618

SPECIALTY 1.3%
Digital Realty Trust(e)	11,820	392,188

	Number
	of Shares	Value
Plum Creek Timber Co.	8,335	$242,298
		634,486
TOTAL UNITED STATES		20,310,689

TOTAL COMMON STOCK (Identified cost—$85,990,661)		53,038,860

PREFERRED SECURITIES—$25 PAR VALUE 33.6%
BERMUDA 0.8%
INSURANCE— REINSURANCE
Aspen Insurance Holdings Ltd., 7.401%, Series A	28,200	378,726

UNITED STATES 32.8%
INTEGRATED TELECOMMUNICATIONS SERVICES 1.4%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	38,350	671,509

REAL ESTATE 31.4%
DIVERSIFIED 0.0%
Entertainment Properties Trust, 7.75%, Series B	1,995	19,351

HEALTH CARE 3.8%
Health Care REIT, 7.875%, Series D	88,600	1,798,580

HOTEL 5.1%
Host Hotels & Resorts, 8.875%, Series E	81,600	1,570,800
LaSalle Hotel Properties, 7.50%, Series D	34,500	385,365
LaSalle Hotel Properties, 8.00%, Series E	45,000	484,650
		2,440,815
RESIDENTIAL 6.5%
Apartment Investment & Management Co., 9.375%, Series G	45,100	589,457
Apartment Investment & Management Co., 8.00%, Series T	65,000	721,500
Apartment Investment & Management Co., 7.75%, Series U	100,000	1,010,000
Apartment Investment & Management Co., 8.00%, Series V	68,300	739,689
		3,060,646
RETAIL 7.8%
Kimco Realty Corp., 7.75%, Series G	49,950	681,818
Regency Centers Corp., 7.25%, Series D	50,000	788,500
Saul Centers, 8.00%, Series A	30,000	660,000

	Number
	of Shares	Value
Taubman Centers, 7.625%, Series H	50,000	$763,000
Weingarten Realty Investors, 6.50%, Series F	70,571	789,689
TOTAL RETAIL		3,683,007

SPECIALTY 8.2%
Digital Realty Trust, 8.50%, Series A	146,375	2,552,780
Digital Realty Trust, 7.875%, Series B	82,575	1,328,219
		3,880,999
TOTAL REAL ESTATE		14,883,398

TOTAL UNITED STATES		15,554,907
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$26,486,815)		15,933,633

PREFERRED SECURITIES—CAPITAL SECURITIES 11.3%
GERMANY 2.7%
DIVERSIFIED
IVG Immobilien AG, 8.00%, due 5/29/49(f)	4,000,000	1,275,456

UNITED STATES 8.6%
BANK 2.4%
CoBank ACB, 11.00%, Series C, 144A(b)	25,000	1,142,637

GAS UTILITIES 2.0%
Southern Union Co.	1,900,000	959,500

INSURANCE— PROPERTY CASUALTY 2.5%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b),(f)	1,500,000	571,941
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(b)	1,000,000	585,029
		1,156,970
MULTI UTILITIES 1.7%
Dominion Resources Capital Trust I, 7.83%, due 12/1/27	1,000,000	817,557

	Number
	of Shares	Value
TOTAL UNITED STATES		$4,076,664
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$11,776,651)		5,352,120

	Principal
	Amount
CORPORATE BONDS 5.9%
FRANCE 0.6%
BANK
Natixis, 10.00%, due 4/29/49, 144A(b)	$1,000,000	300,518

UNITED STATES 5.3%
INSURANCE— PROPERTY CASUALTY 2.5%
ACE Capital Trust II, 9.70%, due 4/1/30	1,500,000	1,165,740

OFFICE SUPPLIES 1.1%
Staples, 9.75%, due 1/15/14	500,000	523,928

REAL ESTATE— RETAIL 1.7%
Macerich Co. (Convertible), 3.25%, due 3/15/12, 144A(b)	700,000	329,875
Simon Property Group LP, 10.35%, due 4/1/19	500,000	486,678
		816,553

TOTAL UNITED STATES		2,506,221
TOTAL CORPORATE BONDS (Identified cost—$4,001,547)		2,806,739

Number
of Rights
RIGHTS 0.0%
UNITED KINGDOM
Segro PLC, expire 4/06/2009(c) (Identified cost—$3,524)	52,415	3,610

		Number
		of Shares	Value
SHORT-TERM INVESTMENTS 5.7%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.06%(g)		1,300,000	$1,300,000
Federated U.S. Treasury Cash Reserves Fund, 0.02%(g)		1,300,000	1,300,000
Fidelity Institutional Money Market Treasury Only Fund, 0.54%(g)		80,051	80,051
			2,680,051
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,680,051)			2,680,051

TOTAL INVESTMENTS (Identified cost—$130,939,249)	168.2%		79,815,013

LIABILITIES IN EXCESS OF OTHER ASSETS	(5.0)%		(2,349,249)

LIQUIDATION VALUE OF PREFERRED SHARES	(63.2)%		(30,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES APPLICABLE
TO COMMON SHARES (Equivalent to $3.02 per share based on 15,740,708 shares of common stock outstanding)	100.0%		$47,465,764

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets applicable to common shares of the Fund.

(a)  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 63.2% of net assets applicable to common shares of the Fund, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

(b)  Resale is restricted to qualified institutional investors. Aggregate holdings equal 7.1% of net assets applicable to common shares of the Fund.

(c)  Non-income producing security.

(d)  A portion or all of the security is held as collateral for interest rate swap transactions: $2,446,080 has been segregated.

(e)  A portion or all of the security is pledged in connection with the revolving credit agreement: $8,900,325 has been pledged as collateral.

(f)  Illiquid security. Aggregate holdings equal 3.9% of net assets applicable to common shares of the Fund.

(g)  Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at March 31, 2009 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products Ag(b)	$15,000,000	2.934%	0.522%	July 25, 2012	(696,676)
UBS AG(b)	$5,000,000	3.600%	0.556%	January 17, 2013	(362,674)
					$(1,059,350)

(a)     Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2009.

(b)    Fair valued security. This security has been fair valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s board of directors. Aggregate holdings equal (2.2)% of net assets applicable to common shares of the Fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$79,815,013	$38,550,685	$41,264,328	$—
Other Financial Instruments*	(1,059,350)	—	(1,059,350)	—

* Other financial instruments are interest rate swap contracts.

Note 2. Derivative Investments: The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires funds to disclose information intended to enable financial statement users to understand how and why the fund uses derivative instruments, how derivative instruments are accounted for under FAS 133 and how derivative instruments affect the company’s financial position, results of operations, and cash flows. All changes to the disclosures required in this report have been made in accordance with FAS 161.

The following is a summary of the market valuations of the Fund’s derivative instruments:

Interest Rate Contracts	$(1,059,350)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with the sale of preferred shares and borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the preferred shares and the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the preferred shares and the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of March 31, 2009, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$255,296
Gross unrealized depreciation	(51,379,532)
Net unrealized depreciation	$(51,124,236)

Cost for federal income tax purposes	$130,939,249

Item 2. Controls and Procedures

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                               During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza

Name: Adam M. Derechin

Name: James Giallanza

	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: May 28, 2009